Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision
The components of the income tax provision for fiscal year 2014 and 2013 were as follows:

	2014	2013
Current
Federal	$0	$0
State	0	0
	0	0
Deferred
Federal	0	0
State	0	0
	0	0

Total	$0	$0

Schedule of Reconciliation of Expected Income Tax Benefit Computed Using the Federal Statutory Income Tax Rate

A reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for fiscal year 2014 and 2013:

	2014	2013
Income tax computed at federal statutory tax rate	-34.0%	-34.0%
Non-deductible expenses	0.6	11.4
Change in Valuation allowance	33.4	22.6
Total	0%	0%

Schedule of Components of Deferred Tax Assets and Liabilities for Income Tax

Significant components of the Company’s deferred tax assets and liabilities for income taxes for the fiscal years ended December 31, 2014 and 2013 are as follows:

	2014	2013
Deferred tax assets
Provision for credit losses	$200,000	$20,000
Deferred rent	10,000	16,000
Deferred expenses	600,000	600,000
Net Operating loss carryforwards	3,450,000	1,850,000
Total deferred tax assets	4,260,000	2,486,000
Less: Valuation allowance	(4,260,000)	(2,486,000)
Net deferred tax assets	$0	$0